Long-Term Debt (Schedule Of Long-Term Debt) (Parenthetical) (Detail)	Dec. 31, 2014
Senior Cash Pay Notes Due 2016 [Member]
Debt Instrument [Line Items]
Stated interest rate	10.75%
Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Stated interest rate	14.00%
Senior Notes Due 2018 [Member]
Debt Instrument [Line Items]
Stated interest rate	10.00%
Minimum [Member] | Senior Toggle Notes Due 2016 [Member]
Debt Instrument [Line Items]
Stated interest rate	11.00%
Maximum [Member] | Senior Toggle Notes Due 2016 [Member]
Debt Instrument [Line Items]
Stated interest rate	11.75%